Capital Structure, Warrants (Details) - $ / shares			6 Months Ended
	Dec. 21, 2016	Dec. 13, 2016	Jun. 30, 2017
Warrants [Abstract]
Number of shares that can be purchased with outstanding warrants (in shares)	1,500,000	10,000,000	12,065,000
Class A Warrants [Member]
Warrants [Abstract]
Warrants issued (in shares)	1,500,000	10,000,000
Grant price of warrants issued (in dollars per share)	$ 0.01
Exercise price of warrants issued (in dollars per share)	2.00	$ 2.00
Purchase price per warrant (in dollars per share)	$ 0.01
Notice period for cancellation of warrants			10 days
Holding period before warrants can be called for cancellation			13 months
Volume weighted average price of shares (in dollars per share)			$ 7.00
Number of consecutive trading days weighted average price of stock must exceed threshold			10 days
Warrants I [Member]
Warrants [Abstract]
Number of shares that can be purchased with outstanding warrants (in shares)		500,000
Purchase price per warrant (in dollars per share)		$ 1.875
Warrants II [Member]
Warrants [Abstract]
Number of shares that can be purchased with outstanding warrants (in shares)	65,000
Purchase price per warrant (in dollars per share)	$ 1.875